Note 15 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loss carry-forwards	$ 6,382	$ 4,943
Expenses not currently deductible	45,969	37,225
Allowance for credit losses	10,865	8,125
Interest expense	9,144	1,836
Deferred Tax Assets, Gross	72,360	52,129
Depreciation and amortization	146,941	97,896
Basis differences of partnerships and other entities	2,447	1,919
Prepaid and other expenses deducted for tax purposes	4,432	2,186
Deferred Tax Liabilities, Gross	153,820	102,001
Net deferred income tax asset (liability) before valuation allowance	(81,460)	(49,872)
Valuation allowance	1,321	1,400
Net deferred income tax asset (liability)	$ (82,781)	$ (51,272)